Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expenses [Line Items]
Total	$ 15,000	$ 1,859	$ 1,767
Investor Relations [Member]
Prepaid Expenses [Line Items]
Common Stock Issued	15,000
New York Office [Member]
Prepaid Expenses [Line Items]
Prepaid Rent		$ 1,859